CONVERTIBLE PREFERRED STOCK AND EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule of Temporary Equity
Preferred stock as of December 31, 2020, consisted of the following (in thousands, except per share amounts):

	Issuance Start Date	Shares Authorized	Shares Issued and Outstanding	Issuance Price Per Share	Carrying Value	Liquidation Preference
Series Seed	July 14, 2014	3,971	3,971	$0.60	$1,768	$4,978
Series Seed	April 29, 2015	4,000	4,000	0.63	2,479	5,101
Series A	January 19, 2016	15,231	15,231	0.75	11,110	11,367
Series A-1	May 5, 2017	8,464	8,464	1.18	9,737	10,000
Series B	July 30, 2018	15,983	15,983	3.13	50,000	50,000
Series B - 2019 Convertible Notes conversion at 10% discount	July 30, 2018	2,753	2,753	2.82	8,601	7,752
Series B-1	May 20, 2019	18,112	17,977	3.74	66,842	67,300
Series B-2	May 20, 2019	2,690	2,690	3.37	10,068	9,064
Total		71,204	71,069		$160,605	$165,562

Schedule of Stock by Class
The reserved shares for future issuance as of December 31, 2021 include the following (in thousands and as adjusted for the Exchange Ratio):

December 31, 2021
Stock options issued and outstanding	15,010
Restricted stock units issued and outstanding	6,499
Public warrants outstanding	10,000
Private placement warrants outstanding	5,333
2021 Incentive Award Plan available shares	16,732
Total	53,574
Legacy Latch had reserved shares of common stock for future issuance as of December 31, 2020 as follows (in thousands and as adjusted for the Exchange Ratio):

December 31, 2020
Conversion of outstanding redeemable convertible preferred stock	63,756
Stock options issued and outstanding	21,691
Warrants issued and outstanding.	318
Remaining shares available for future issuance	900
Total	86,665

Fair Value Measurement Inputs and Valuation Techniques
The following table provides quantitative information regarding Level 3 fair value measurement inputs at their measurement dates:

December 31, 2021
Volatility	75.0%
Risk free rate	U.S. Constant Maturity Treasury Yields
Term	0.75 years
Key inputs to calculate the fair value of the warrants outstanding as of December 31, 2020 using the Black-Scholes pricing model were as follows:

December 31, 2020
Expected term	10-12 years
Volatility	55.0 – 61.0%
Risk-free interest rate	0.68 – 0.93%
Dividend yield	0%